Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets
Other non-current assets consist of the following:

(In US$ millions)	December 31, 2013	December 31, 2012
Deferred charges	114	74
Deferred tax effect of internal transfer of assets	131	140
Deferred mobilization costs	65	118
Deferred consideration (1)	142	—
Accrued revenue	155	60
Other	5	10
Total other non-current assets	612	402

(1) Deferred consideration is related to the sale of the tender rig business. See Note 11 to the consolidated financial statements included herein.

Deferred charges
Deferred charges represent debt arrangement fees that are capitalized and amortized into interest expense over the life of the debt instrument.

(In US$ millions)	December 31, 2013	December 31, 2012
Debt arrangement fees	338	241
Accumulated amortization	(186)	(143)
Total book value	152	98
Less: Short-term amount	(38)	(24)
Long-term amount	114	74

Amortization for the period	43	30